DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Consumer Price Index (Details)	12 Months Ended
	Dec. 31, 2025 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 $ / $
Variation in Prices
National Consumer Price Index	10,121.4	7,694	3,533.2
Banco Nacin US$/$ exchange rate	1,455	1,032	808.5
Commodity price risk
Variation in Prices
Variation in prices (as a percent)	31.50%	117.80%	211.40%
Currency risk
Variation in Prices
Variation in the exchange rate (as a percent)	41.00%	27.70%	356.30%